Non Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
Long service leave	61,978	47,725